================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-23211

                               -----------------

                       PIMCO Flexible Credit Income Fund
              (Exact name of registrant as specified in charter)

                               -----------------

                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                               -----------------

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2017 to June 30, 2018

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23211
Reporting Period: 07/01/2017 - 06/30/2018
PIMCO Flexible Credit Income Fund









====================== PIMCO Flexible Credit Income Fund =======================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management


--------------------------------------------------------------------------------

GRIFONAS FINANCIAL NO.1 PLC

Ticker:                      Security ID:  G4180AAA2
Meeting Date: MAY 14, 2018   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       For          Management
      per Meeting Notice


--------------------------------------------------------------------------------

OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: NOV 03, 2017   Meeting Type: Special
Record Date:  SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated   For       For          Management
      Memorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and           For       For          Management
      Cancellation of Shares
4     Other Business                          For       Against      Management


--------------------------------------------------------------------------------

OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: MAR 05, 2018   Meeting Type: Annual
Record Date:  JAN 31, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Ernst & Young (Hellas)           For       Against      Management
      Certified Auditors Accountants S.A as
      Auditors
2     Amend Articles Regarding Director and   For       Against      Management
      Officer Indemnification

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Credit Income Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2018

[SEAL]